Long-term investments (Tables)	12 Months Ended
Dec. 31, 2024
Long-term investments
Schedule of long-term investments

	December 31,	December 31,
	2023	2024
Equity investments:
Equity method investments (i)	1,505,509	1,275,287
Equity securities using fair value option (ii)	1,528,861	1,103,150
Equity securities without readily determinable fair value (iii)	391,205	504,282
Equity securities with readily determinable fair value	45,323	33,865
Debt investments:
Held-to-maturity debt securities – time deposit (iv)	1,875,318	12,086
Available-for-sale debt securities (v)	120,000	173,918
Retained asset-backed securities (vi)	21,000	23,419
Total	5,487,216	3,126,007

Schedule of equity securities without readily determinable fair value

	December 31,	December 31,
	2023	2024
Equity securities without readily determinable fair value:
Initial cost	304,134	417,497
Net cumulative fair value adjustments	87,071	86,785
Carrying value	391,205	504,282

Schedule of available-for-sale debt securities

	December 31,	December 31,
	2023	2024
Available-for-sale debt securities:
Initial cost	120,000	173,918
Net cumulative fair value adjustments	—	—
Carrying value	120,000	173,918